VANECK INDIA SELECT ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 98.6%
Automobiles & Components : 5.2%
Ceat Ltd. 892 $ 30,779
Maruti Suzuki India Ltd. 572 75,023
Schaeffler India Ltd. 460 18,886
124,688
Banks : 10.1%
Federal Bank Ltd. 12,010 33,177
HDFC Bank Ltd. 10,449 81,847
ICICI Bank Ltd. 3,960 50,836
State Bank of India 7,148 74,548
240,408
Capital Goods : 17.5%
Ashok Leyland Ltd. 16,700 27,404
Bharat Electronics Ltd. 13,308 56,948
Bharat Heavy Electricals Ltd. 13,199 34,494
Cemindia Projects Ltd. 2,880 15,716
Cummins India Ltd. 738 35,336
Data Patterns India Ltd. 616 19,929
Force Motors Ltd. 67 13,862
GE Vernova T&D India Ltd. 954 36,913
Havells India Ltd. 2,419 30,365
KEI Industries Ltd. 759 32,546
Larsen & Toubro Ltd. 1,537 57,142
Mazagon Dock Shipbuilders
Ltd. 1,464 32,146
Supreme Industries Ltd. 441 17,647
410,448
Consumer Durables & Apparel : 2.2%
Pearl Global Industries Ltd. 1,075 15,802
Titan Co. Ltd. 822 34,526
50,328
Consumer Services : 3.2%
Chalet Hotels Ltd. 1,989 14,727
Eternal Ltd. * 12,321 30,312
Lemon Tree Hotels Ltd. 144A* 27,708 29,679
74,718
Energy : 4.0%
Reliance Industries Ltd. 6,778 97,478
Underline
Financial Services : 14.7%
Aditya Birla Capital Ltd.* 9,942 30,955
BSE Ltd. 1,550 44,624
Capri Global Capital Ltd. 10,019 17,860
Cholamandalam Investment
and Finance Co. Ltd. 4,005 57,905
CRISIL Ltd. 757 30,283
Multi Commodity Exchange of
India Ltd. 2,660 67,972
Nuvama Wealth Management
Ltd. 2,686 33,134
One 97 Communications Ltd. * 2,968 30,311
Power Finance Corp. Ltd. 8,318 33,623
346,667
Food, Beverage & Tobacco : 4.9%
CCL Products India Ltd. 1,724 19,202
Marico Ltd. 4,390 34,267
Tata Consumer Products Ltd. 5,765 62,001
115,470
Number
of Shares Value
Health Care Equipment & Services : 3.6%
Apollo Hospitals Enterprise
Ltd. 459 $ 36,262
Dr Lal PathLabs Ltd. 144A 1,207 16,812
Krishna Institute of Medical
Sciences Ltd. 144A* 4,885 32,406
85,480
Insurance : 1.5%
PB Fintech Ltd.* 2,321 35,280
Underline
Materials : 11.2%
APL Apollo Tubes Ltd. 1,561 32,231
Hindustan Copper Ltd. 6,070 29,403
JSW Steel Ltd. 2,785 33,390
Lloyds Metals & Energy Ltd. 2,880 39,005
National Aluminium Co. Ltd. 5,090 21,013
Pidilite Industries Ltd. 2,320 31,431
Solar Industries India Ltd. 131 16,792
SRF Ltd. 635 16,489
Vedanta Ltd. 6,489 45,528
265,282
Pharmaceuticals, Biotechnology & Life
Sciences : 6.8%
Biocon Ltd. 9,142 35,139
Eris Lifesciences Ltd. 144A * 1,299 17,856
Gland Pharma Ltd. 144A 945 16,990
JB Chemicals &
Pharmaceuticals Ltd. 1,746 38,134
Laurus Labs Ltd. 144A 1,713 18,073
Neuland Laboratories Ltd. 253 32,314
158,506
Real Estate Management & Development :
1.8%
Lodha Developers Ltd. 144A 1,582 11,436
Phoenix Mills Ltd. 1,966 31,510
42,946
Software & Services : 3.5%
Coforge Ltd. 2,517 30,097
Infosys Ltd. 1,339 18,060
Zensar Technologies Ltd. 5,940 32,648
80,805
Technology Hardware & Equipment : 2.2%
Astra Microwave Products Ltd. 1,890 17,175
Netweb Technologies India Ltd. 1,065 35,161
52,336
Telecommunication Services : 2.2%
Bharti Airtel Ltd. 2,760 52,449
Underline
Transportation : 2.1%
Delhivery Ltd.* 11,396 50,483
Underline
Utilities : 1.9%
Torrent Power Ltd. 3,280 45,564
Underline
Total Common Stocks
(Cost: $2,682,336) 2,329,336
Total Investments: 98.6%
(Cost: $2,682,336) 2,329,336
Other assets less liabilities: 1.4% 32,615
NET ASSETS: 100.0% $ 2,361,951

VANECK INDIA SELECT ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
FootnoteRuleAboveBlank
Footnotes:
* Non-income producing
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $143,252, or 6.1% of net assets.
The summary of inputs used to value the Fund's investments as of March 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 2,329,336
Automobiles & Components $ — $ 124,688 $ — $ 124,688
Banks — 240,408 — 240,408
Capital Goods 30,365 380,083 — 410,448
Consumer Durables & Apparel — 50,328 — 50,328
Consumer Services 14,727 59,991 — 74,718
Energy — 97,478 — 97,478
Financial Services — 346,667 — 346,667
Food, Beverage & Tobacco — 115,470 — 115,470
Health Care Equipment &
Services — 85,480 — 85,480
Insurance — 35,280 — 35,280
Materials 31,431 233,851 — 265,282
Pharmaceuticals, Biotechnology
& Life Sciences — 158,506 — 158,506
Real Estate Management &
Development — 42,946 — 42,946
Software & Services — 80,805 — 80,805
Technology Hardware &
Equipment — 52,336 — 52,336
Telecommunication Services — 52,449 — 52,449
Transportation — 50,483 — 50,483
Utilities — 45,564 — 45,564
Total Investments $ 76,523 $ 2,252,813 $ — $ 2,329,336